Goodwill And Other Intangible Assets, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 26,474,000	$ 28,568,000	$ 41,160,000
Impairment of long-lived assets	$ 5,520,000	$ 0	$ 0